Income Taxes	3 Months Ended
Mar. 31, 2017
Income Taxes
5. Income Taxes

Income taxes recognized during the three months ended March 31, 2017 comprise:

	Three Months Ended
	March 31,	March 31,
	2017	2016
	(in thousands)

Provision for income taxes	$11,625	$10,165

As at March 31, 2017 the Company maintains a $30.6 million liability (December 31, 2016: $29.9 million) for unrecognized tax benefit, which is comprised of $27.2 million (December 31, 2016: $26.6 million) related to items generating unrecognized tax benefits and $3.4 million (December 31, 2016: $3.3 million) for interest and related penalties to such items.  The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions.  The only periods subject to examination by the major tax jurisdictions where the Company does business are 2012 through 2016 tax years.  The Company does not believe that the outcome of any examination will have a material impact on its financial statements.